Pensions (Tables)	12 Months Ended
Dec. 31, 2018
Pensions (Tables) [Abstract]
Calculation of annual pension costs	Calculation of this year's pension costs:
	2018	2017	2016
(Dollars in thousands)
Current service cost	403	329	344
Financial costs	10	6	6
Pension costs for the year	413	335	350

Amounts Recognised in the Statement of Financial Position at the Reporting Date
The amounts recognised in the statement of financial position at the reporting date are as follows:

	2018	2017	2016
Present value of the defined benefit obligation	1,971	1,481	1,128
Fair value of plan assets	1,614	1,266	963
Net pension obligation	357	215	165
Remeasurement loss	182	211	60
Net balance sheet recorded pension liability December 31	539	425	225

Change in Gross Pension Obligations
	2018	2017	2016
Change in gross pension obligation:
Gross obligation January 1	1,708	1,111	945
Current service cost	398	325	360
Interest charge on pension liabilities	42	31	27
Past service cost - curtailment/plan amendment	-	-	(19)
Settlement (gain)	-	-	(128)
Social security expenses	(57)	(44)	(48)
Remeasurements loss/(gain)	119	227	(18)
Exchange rate differences	(119)	58	(8)
Gross pension obligation December 31	2,090	1,708	1,111

Change in Gross Pension Assets
	2018	2017	2016
Change in gross pension assets:
Fair value plan asset January 1	1,282	886	744
Interest income	27	20	17
Settlement	-	-	(128)
Employer contribution	404	313	338
Remeasurements (loss)/gain	(63)	16	(79)
Exchange rate differences	(99)	47	(7)
Fair value plan assets December 31	1,551	1,282	886

Company pension contributions assumptions
The Company expects to contribute $345 thousand to its defined benefit pension plan in 2019.

Assumptions	2018	2017	2016
Discount rate	2.60%	2.40%	2.60%
Yield on pension assets	2.60%	2.40%	2.60%
Wage growth	2.75%	2.50%	2.50%
G regulation*	2.50%	2.25%	2.25%
Pension adjustment	0.80%	0.50%	0.00%
Average remaining service period	18	18	19